UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Semiannual Report and Shareholder Letter
Franklin New York
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin New York Tax-Free Trust
March 31, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended March 31, 2023, the U.S.
economy continued to recover from the COVID-19 pandemic
amid declining unemployment, rising wages and higher
personal consumption. U.S. gross domestic product
grew in 2022’s fourth quarter as increased consumer
and government spending, higher inventories and strong
nonresidential fixed investment boosted the economy.
Although consumer spending continued to rise, deteriorating
financial conditions kept consumer sentiment at historically low levels. Meanwhile, inflation showed signs of easing but
remained heightened relative to recent decades, and its path remains uncertain. The annual inflation rate, as measured by the consumer price index, declined to 6% in February 2023,
the lowest rate since September 2021, as energy costs
declined sharply.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate at all four meetings during the six-month period, increasing it by a total of 1.75%
(from a range of 3.00%–3.25% to 4.75%–5.00% by period-
end). As high inflation began to ease, the Fed stepped
down the pace of its interest-rate hikes from 75 basis points
(bps) at its November 2022 meeting to 50 bps in December,
followed by 25 bps increases in February and March 2023.
At its March 2023 meeting, the Fed said it would continue to reduce bond holdings but departed from previous statements
by softening its firm outlook on future rate hikes. Additionally,
Fed Chair Jerome Powell said the central bank most likely
would not cut rates in 2023.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +7.00%
total return, influenced by increased investor demand so
far in 2023 coupled with a limited supply of new bonds.
1
Municipal bond fundamentals remained strong due to
prudent fiscal management by issuers.
Franklin New York Intermediate-Term Tax-Free Income
Fund’s semiannual report includes more detail about
municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond team. Municipal bonds provide tax-
free income and often diversification from other types of
investments. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Gregory E. Johnson
Chairman
Franklin New York Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of March
31, 2023, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin New York Intermediate-Term Tax-Free
Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 19
Notes to Financial Statements 23
Shareholder Information 30
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin New York Intermediate-Term Tax-Free Income
Fund
This semiannual report for Franklin New York Intermediate-
Term Tax-Free Income Fund covers the period ended March
31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes and New
York State and New York City personal income taxes as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing
at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal
income taxes.
1
As a non-fundamental policy, the Fund also
normally invests at least 80% of its total assets in securities that pay interest free from New York City personal income
taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time at which the debt must be repaid)
of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or
comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.25 on September 30, 2022, to
$10.76 on March 31, 2023. The Fund’s Class A shares paid
dividends totaling 10.9633 cents per share for the same
period.
2
The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.26%, based on an
annualization of March’s 2.0716 cents per share monthly
dividend and the maximum offering price of $11.01 on March
31, 2023. An investor in the 2023 maximum combined
effective federal and New York State and City personal
income tax bracket of 55.58% (including 3.80% Medicare
tax) would need to earn a distribution rate of 5.09%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Municipal Bond Market Overview
During the six months ended March 31, 2023, inflation
pressures eased, though core inflation—which excludes
more volatile food and energy prices—remained higher than
expected. After raising the federal funds target rate range
by 75 basis points (bps) in November 2022—the fourth
consecutive increase of this magnitude—the U.S. Federal
Reserve (Fed) delivered a 50-bp hike in December and
two 25-bp hikes in February and March 2023. Uncertainty
about the Fed’s monetary policy path resulted in heightened
market volatility as investors tried to assess the progress in the fight against inflation and the lagged effect of tightening on the economy.
Following a very challenging first part of 2022, municipal
bonds (munis) experienced positive absolute returns in the
period under review. Significant outflows from munis in late
2022 reversed in 2023’s first quarter as investor demand
picked up. As this increased demand was met with restricted
new issuance, technical conditions provided a tailwind for
muni returns. Moving into a potential economic slowdown,
fundamentals remained robust amid conservative fiscal
management by muni issuers.
For the six-month period, U.S. fixed income sectors
underperformed equities, as measured by the Standard &
Poor’s
®
500 Index, which posted a +15.62% total return.
3
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Investment-grade munis, as measured by the Bloomberg
Municipal Bond Index, posted a +7.00% total return, while
U.S. Treasuries, as measured by the Bloomberg U.S.
Treasury Index, posted a +3.75% total return.
3
Investment-
grade corporate bonds, as measured by the Bloomberg U.S.
Corporate Bond Investment Grade Index, posted a +7.26%
total return.
3
State Update
During the six-month period, New York’s large and diverse
economy, which generates above-average income
and wealth levels, slowed as rising interest rates and
high inflation weakened economic activity. New York’s
unemployment rate began the period at 4.0% and ended
at 4.1%, compared with the 3.5% national rate. The state
has struggled to recover jobs lost during the COVID-19
pandemic. Strong financial management, federal stimulus
aid and substantial tax collections increased New York’s
resources enough to project budget surpluses. New York’s
net tax-supported debt was moderately high at $3,871
per capita and 5.1% of personal income, compared with
the $1,179 and 2.1% national medians, respectively.
4
Independent credit rating agency Moody’s Investors Service
upgraded its rating to Aa1 from Aa2 and revised the outlook
to stable from positive on New York’s general obligation
debt in April 2022.
5
Moody’s rating reflected its view of the
state’s large and diverse economy, sound fund balance and
liquidity and moderate leverage. The rating also incorporates the risks associated with the state-run Metropolitan Transit
Authority and uncertainties regarding the recovery of New
York City, key to the state’s economy. Moody’s revision of
its outlook to stable from positive reflects the resources and budget management tools available to the state to align
spending.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
*Does not include cash and cash equivalents.
Manager’s Discussion
Consistent with our strategy, we typically look to construct a portfolio that maintains a dollar-weighted average maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
3/31/23
% of Total
Investments*
Transportation 20.79%
Special Tax 17.24%
Education 10.00%
Utilities 8.99%
Local 8.67%
Lease 8.25%
Housing 7.00%
Refunded 5.76%
Industrial Dev. Revenue and Pollution Control 5.46%
Health Care 3.85%
Other Revenue Bonds 3.21%
State General Obligation 0.78%
4. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of March 31, 2023
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +6.07% +3.68%
1-Year +0.26% -2.00%
5-Year +5.65% +0.65%
10-Year +15.22% +1.20%
Advisor
6-Month +6.28% +6.28%
1-Year +0.51% +0.51%
5-Year +6.88% +1.34%
10-Year +17.24% +1.60%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.26% 5.09% 2.47% 2.47% 5.56% 5.11%
Advisor 2.57% 5.79% 2.77% 2.76% 6.24% 5.71%
See page 6 for Performance Summary footnotes.

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 1/31/2024 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/23.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and New York State and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–3/31/23)
Share Class
Net Investment
Income
A $0.109633
A1 $0.117527
C $0.088393
R6 $0.126120
Advisor $0.122802
Total Annual Operating Expenses
8
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1
a
Net
Annualized
Expense
Ratio
A $1,000 $1,060.70 $4.60 $1,020.47 $4.51 0.90%
A1 $1,000 $1,061.50 $3.83 $1,021.22 $3.75 0.74%
C $1,000 $1,058.30 $6.63 $1,018.49 $6.50 1.29%
R6 $1,000 $1,062.10 $3.00 $1,022.03 $2.94 0.58%
Advisor $1,000 $1,062.80 $3.30 $1,021.74 $3.23 0.64%

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.25 $11.72 $11.64 $11.70 $11.19 $11.26
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.21 0.22 0.26 0.28 0.02
Net realized and unrealized gains (losses) 0.51 (1.48) 0.08 (0.06) 0.52 (0.07)
Total from investment operations ........ 0.62 (1.27) 0.30 0.20 0.80 (0.05)
Less distributions from:
Net investment income .............. (0.11) (0.20) (0.22) (0.26) (0.29) (0.02)
Net asset value, end of period .......... $10.76 $10.25 $11.72 $11.64 $11.70 $11.19
Total return
d
....................... 6.07% (10.91)% 2.58% 1.69% 7.19% (0.46)%
Ratios to average net assets
e
Expenses
f
......................... 0.90% 0.85% 0.83% 0.84% 0.84% 0.83%
Net investment income ............... 2.11% 1.87% 1.86% 2.20% 2.43% 2.47%
Supplemental data
Net assets, end of period (000’s) ........ $94,967 $98,998 $119,113 $89,211 $57,147 $145
Portfolio turnover rate ................ 5.22% 8.56% 18.90% 13.94% 16.12% 11.15%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.25 $11.72 $11.65 $11.71 $11.20 $11.63
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.22 0.24 0.27 0.30 0.30
Net realized and unrealized gains (losses) 0.51 (1.47) 0.07 (0.06) 0.51 (0.43)
Total from investment operations ........ 0.63 (1.25) 0.31 0.21 0.81 (0.13)
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.24) (0.27) (0.30) (0.30)
Net asset value, end of period .......... $10.76 $10.25 $11.72 $11.65 $11.71 $11.20
Total return
c
....................... 6.15% (10.77)% 2.65% 1.84% 7.35% (1.15)%
Ratios to average net assets
d
Expenses before expense reduction ..... 0.75% 0.70% 0.69% 0.69% 0.69% 0.68%
Expenses net of expense reduction ...... 0.74% 0.7 0%
e
0.69%
e
0.69%
e
0.69%
e
0.68%
e
Net investment income ............... 2.26% 2.02% 2.03% 2.36% 2.58% 2.62%
Supplemental data
Net assets, end of period (000’s) ........ $229,828 $248,359 $334,315 $362,113 $392,721 $440,120
Portfolio turnover rate ................ 5.22% 8.56% 18.90% 13.94% 16.12% 11.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.28 $11.76 $11.69 $11.75 $11.23 $11.67
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.16 0.18 0.21 0.23 0.24
Net realized and unrealized gains (losses) 0.52 (1.48) 0.06 (0.06) 0.53 (0.45)
Total from investment operations ........ 0.61 (1.32) 0.24 0.15 0.76 (0.21)
Less distributions from:
Net investment income .............. (0.09) (0.16) (0.17) (0.21) (0.24) (0.23)
Net asset value, end of period .......... $10.80 $10.28 $11.76 $11.69 $11.75 $11.23
Total return
c
....................... 5.83% (11.23)% 2.08% 1.29% 6.83% (1.78)%
Ratios to average net assets
d
Expenses
e
........................ 1.29% 1.24% 1.24% 1.24% 1.24% 1.23%
Net investment income ............... 1.70% 1.46% 1.49% 1.81% 2.03% 2.07%
Supplemental data
Net assets, end of period (000’s) ........ $21,087 $24,087 $37,418 $61,722 $90,763 $124,250
Portfolio turnover rate ................ 5.22% 8.56% 18.90% 13.94% 16.12% 11.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.28 $11.75 $11.68 $11.74 $11.23 $11.66
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.24 0.26 0.29 0.31 0.32
Net realized and unrealized gains (losses) 0.51 (1.47) 0.07 (0.06) 0.52 (0.44)
Total from investment operations ........ 0.64 (1.23) 0.33 0.23 0.83 (0.12)
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.26) (0.29) (0.32) (0.31)
Net asset value, end of period .......... $10.79 $10.28 $11.75 $11.68 $11.74 $11.23
Total return
c
....................... 6.21% (10.60)% 2.80% 2.00% 7.50% (1.01)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.54% 0.53% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.58% 0.54% 0.53% 0.53% 0.53% 0.51%
Net investment income ............... 2.42% 2.18% 2.17% 2.51% 2.74% 2.79%
Supplemental data
Net assets, end of period (000’s) ........ $96,036 $85,277 $99,307 $87,638 $79,577 $69,281
Portfolio turnover rate ................ 5.22% 8.56% 18.90% 13.94% 16.12% 11.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.28 $11.76 $11.68 $11.74 $11.23 $11.66
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.24 0.25 0.29 0.31 0.31
Net realized and unrealized gains (losses) 0.52 (1.49) 0.08 (0.06) 0.51 (0.43)
Total from investment operations ........ 0.64 (1.25) 0.33 0.23 0.82 (0.12)
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.25) (0.29) (0.31) (0.31)
Net asset value, end of period .......... $10.80 $10.28 $11.76 $11.68 $11.74 $11.23
Total return
c
....................... 6.28% (10.73)% 2.83% 1.94% 7.44% (1.05)%
Ratios to average net assets
d
Expenses
e
........................ 0.64% 0.60% 0.58% 0.59% 0.59% 0.58%
Net investment income ............... 2.35% 2.11% 2.12% 2.45% 2.68% 2.72%
Supplemental data
Net assets, end of period (000’s) ........ $184,741 $226,374 $330,045 $320,209 $314,157 $327,215
Portfolio turnover rate ................ 5.22% 8.56% 18.90% 13.94% 16.12% 11.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 4,968,000 $ 4,161,577
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 850,000 741,621
4,903,198
Georgia 0.4%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-1, 3.5%, 12/01/36 .... 1,000,000 807,120
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-2, 4.5%, 12/01/26 .... 1,945,000 1,787,041
2,594,161
Illinois 0.8%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 3,994,612
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 819,234
4,813,846
New York 94.0%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 4,174,092
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,450,237
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,019,140
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 3,922,654
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/23 ............ 100,000 99,994
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 120,067
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 110,194
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 110,531
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 100,659
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 100,000 100,829
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 100,607
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 100,281
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 99,930
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/32 ...... 325,000 350,182
New York Law School, Revenue, 2016, Refunding, 5%, 7/01/23 ............... 1,165,000 1,168,294
b,c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,509,160
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,443,681
City of New York ,
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 9,500,009
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 5,637,734
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 5,575,021
GO, 2020 D-1, BAM Insured, 4%, 3/01/41 ............................... 2,500,000 2,505,802
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,286,391
County of Suffolk ,
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 6,591,294
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,492,179
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/23 ...... 175,000 175,644
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/25 ...... 160,000 164,786
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/29 ...... 150,000 161,812
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/30 ...... 150,000 162,985
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/31 ...... 200,000 218,753
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 5%, 7/01/26 ..... 1,015,000 1,063,612

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. $ 2,230,000 $ 2,152,680
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 2,163,849
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,240,860
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,137,652
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 3,851,724
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. 1,000,000 1,046,847
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 855,563
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. 750,000 816,888
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 937,565
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 348,965
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 558,869
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 525,198
Long Island Power Authority ,
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 16,265,247
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 6,858,751
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,143,108
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 10,170,131
Revenue, 2013 E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................ 8,900,000 9,032,269
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 5,308,308
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/39 ....................... 15,000,000 6,858,732
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 40,000,000 28,252,304
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,030,110
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,100,678
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 9,660,823
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,229,801
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 18,347,306
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,432,413
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,126,742
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,167,384
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2015 GG, Pre-Refunded, 5%, 6/15/27 ........ 10,000,000 10,548,507
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,089,406
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,330,254
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 5,613,423
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 9,067,779
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 11,156,071
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,276,622
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 11,579,149
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,149,125
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,200,000 7,197,752
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,374,091
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 1,658,487
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 13,305,000 15,316,586
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 70,000 70,122
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 861,470

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Revenue, 2011 A, 5%, 10/01/24 ....................................... $ 110,000 $ 110,187
Revenue, 2017 A, Pre-Refunded, 4%, 2/15/33 ............................ 5,000 5,313
Revenue, 2020 A, Pre-Refunded, AGMC Insured, 5%, 10/01/34 ............... 5,000 5,688
Revenue, A, AGMC Insured, 5%, 10/01/23 ............................... 630,000 631,077
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,191,527
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 531,883
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 611,783
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 855,639
City of New York, Revenue, 2010 A, 3.625%, 5/15/23 ....................... 1,615,000 1,616,252
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 1,620,000 1,621,423
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 864,907
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/27 ................................................... 1,000,000 1,029,048
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/28 ................................................... 1,800,000 1,853,121
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 1,012,995
Iona College, Revenue, 2022, Refunding, 5%, 7/01/23 ...................... 275,000 276,079
Iona College, Revenue, 2022, Refunding, 5%, 7/01/24 ...................... 285,000 290,506
Iona College, Revenue, 2022, Refunding, 5%, 7/01/25 ...................... 300,000 311,468
Iona College, Revenue, 2022, Refunding, 5%, 7/01/26 ...................... 325,000 342,403
Iona College, Revenue, 2022, Refunding, 5%, 7/01/27 ...................... 325,000 347,395
Iona College, Revenue, 2022, Refunding, 5%, 7/01/28 ...................... 275,000 297,578
Iona College, Revenue, 2022, Refunding, 5%, 7/01/29 ...................... 275,000 300,838
Iona College, Revenue, 2022, Refunding, 5%, 7/01/30 ...................... 325,000 358,574
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 315,262
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 393,283
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 313,247
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 312,420
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 3,340,000 3,362,716
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,350,000 1,363,118
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 13,210,980
New York University, Revenue, 2019 A, 5%, 7/01/42 ........................ 6,040,000 6,579,296
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,277,838
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,027,924
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,084,217
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... 750,000 784,303
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 748,618
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/29 ............... 500,000 538,580
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/30 ............... 950,000 1,032,076
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 2,250,000 2,466,436
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 196,372
State of New York Personal Income Tax, Revenue, 2014 A, Pre-Refunded, 5%,
2/15/25 ........................................................ 5,000,000 5,103,873
State of New York Personal Income Tax, Revenue, 2016 D, Pre-Refunded, 5%,
2/15/27 ........................................................ 10,000,000 10,878,764
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,990,000 10,475,077
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 5,000 5,313
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 7,780,170
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 2,000,000 2,161,705
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/33 ................. 5,060,000 5,465,635

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/43 ................. $ 10,000,000 $ 10,675,159
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 8,039,119
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/29 ........................................................ 1,000,000 1,107,207
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/33 .. 1,000,000 1,118,521
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,550,220
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 7,150,974
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 10,391,368
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 10,394,839
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 1,942,589
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 10,919,726
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 5,650,903
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/30 .......................... 1,310,000 1,366,268
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 3,500,000 3,631,292
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 4,000,000 4,130,444
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 744,833
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 906,690
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 545,744
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 164,866
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 437,730
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,030,424
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/27 ... 875,000 953,724
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/28 ... 1,865,000 2,062,080
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,523,607
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 3,980,000 4,494,699
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 4,340,000 4,891,505
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,850,000 2,078,054
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 5%, 7/01/29 ........................... 330,000 358,678
Le Moyne College, Revenue, 2021, 5%, 7/01/30 ........................... 320,000 349,832
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/26 .................. 535,000 562,638
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/28 .................. 595,000 640,880
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/30 .................. 655,000 716,063
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,549,407
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 2,734,053
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,348,134
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 9,668,504
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 16,710,620
Revenue, 234th, Refunding, 5.25%, 8/01/40 .............................. 2,000,000 2,249,786
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 100,000 111,116
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 270,000 296,832
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/30 ............... 225,000 248,546
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/31 ............... 200,000 222,232
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/32 ............... 200,000 220,880
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/33 ............... 230,000 252,856
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,415,183
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/28 ............................. 2,200,000 2,354,022
Revenue, 2021 A-2, Refunding, 5%, 6/01/29 ............................. 2,250,000 2,433,729

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk Tobacco Asset Securitization Corp., (continued)
Revenue, 2021 A-2, Refunding, 5%, 6/01/30 ............................. $ 1,500,000 $ 1,634,374
Revenue, 2021 A-2, Refunding, 5%, 6/01/31 ............................. 1,250,000 1,368,450
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 5%, 7/01/29 ................................. 1,275,000 1,385,057
Revenue, 2021, Refunding, 5%, 7/01/30 ................................. 1,415,000 1,552,600
Revenue, 2021, Refunding, 5%, 7/01/31 ................................. 1,000,000 1,108,016
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... 3,480,000 3,688,188
Revenue, 2013 A, Refunding, Zero Cpn., 11/15/30 ......................... 14,175,000 10,964,360
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,525,895
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. 275,000 302,844
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 422,293
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 247,081
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 364,986
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/33 ...... 3,000,000 3,324,733
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,163,373
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,069,070
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 2,707,474
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,156,553
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 6,016,252
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 1,023,893
589,141,140
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,700,000 1,369,462
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,700,000 1,365,279
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,926,070
4,660,811
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 175,000 177,159
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 173,862
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 232,550
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 208,383
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 3,000,000 2,433,213
3,225,167
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,369,515
Wisconsin 1.1%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021, 4.5%, 12/01/26 ......... 1,160,000 1,061,948
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,570,000 1,265,336
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,500,000 4,500,000
6,827,284

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.2%
Puerto Rico 0.2%
HTA TRRB Custodial Trust ,
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... $ 280,000 $ 281,975
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 540,000 544,266
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 82,761 78,623
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 53,783 33,614
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 92,001 53,820
992,298
Total U.S. Territories .................................................................... 992,298
Total Municipal Bonds (Cost $635,608,294) .....................................
618,527,420
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
New York 0.5%
d
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2014 AA-1, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 3.65%, 6/15/50 ...................................... 200,000 200,000
Water & Sewer System, Revenue, 2014 AA-3, SPA TD Bank NA, Daily VRDN and
Put, 3.6%, 6/15/49 ............................................... 2,500,000 2,500,000
Water & Sewer System, Revenue, 2022 DD, Refunding, Daily VRDN and Put, 4.15%,
6/15/33 ........................................................ 700,000 700,000
3,400,000
Total Municipal Bonds (Cost $3,400,000) .......................................
3,400,000
Total Short Term Investments (Cost $3,400,000 ) .................................
3,400,000
a
Total Investments (Cost $639,008,294) 99.2% ...................................
$621,927,420
Other Assets, less Liabilities 0.8% .............................................
4,731,933
Net Assets 100.0% ...........................................................
$626,659,353
See Abbreviations on page 29 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $22,021,397, representing 3.5% of net assets.
b
The maturity date shown represents the mandatory put date.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $639,008,294
Value - Unaffiliated issuers .................................................................. $621,927,420
Cash .................................................................................... 51,343
Receivables:
Capital shares sold ........................................................................ 509,075
Interest ................................................................................. 6,805,832
Total assets .......................................................................... 629,293,670
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,500,000
Capital shares redeemed ................................................................... 518,276
Management fees ......................................................................... 254,230
Distribution fees .......................................................................... 51,307
Transfer agent fees ........................................................................ 125,566
Trustees' fees and expenses ................................................................. 1,597
Distributions to shareholders ................................................................. 126,047
Accrued expenses and other liabilities ........................................................... 57,294
Total liabilities ......................................................................... 2,634,317
Net assets, at value ................................................................. $626,659,353
Net assets consist of:
Paid-in capital ............................................................................. $656,345,779
Total distributable earnings (losses) ............................................................. (29,686,426)
Net assets, at value ................................................................. $626,659,353

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $94,967,438
Shares outstanding ........................................................................ 8,825,113
Net asset value per share
a
.................................................................. $10.76
Maximum offering price per share (net asset value per share ÷ 97 .75% ) ................................ $11.01
Class A1:
Net assets, at value ....................................................................... $229,827,694
Shares outstanding ........................................................................ 21,352,988
Net asset value per share
a
.................................................................. $10.76
Maximum offering price per share (net asset value per share ÷ 97 .75% ) ................................ $11.01
Class C:
Net assets, at value ....................................................................... $21,087,149
Shares outstanding ........................................................................ 1,952,288
Net asset value and maximum offering price per share
a
............................................. $10.80
Class R6:
Net assets, at value ....................................................................... $96,036,188
Shares outstanding ........................................................................ 8,897,331
Net asset value and maximum offering price per share ............................................. $10.79
Advisor Class:
Net assets, at value ....................................................................... $184,740,884
Shares outstanding ........................................................................ 17,112,693
Net asset value and maximum offering price per share ............................................. $10.80
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $9,634,765
Expenses:
Management fees (Note 3 a ) ................................................................... 1,553,399
Distribution fees: (Note 3c )
    Class A ................................................................................ 120,379
    Class A1 ............................................................................... 119,221
    Class C ................................................................................ 73,772
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 40,578
    Class A1 ............................................................................... 100,472
    Class C ................................................................................ 9,565
    Class R6 ............................................................................... 8,672
    Advisor Class ............................................................................ 82,372
Custodian fees (Note 4 ) ...................................................................... 2,342
Reports to shareholders fees .................................................................. 14,493
Registration and filing fees .................................................................... 22,604
Professional fees ........................................................................... 33,865
Trustees' fees and expenses .................................................................. 4,377
Other .................................................................................... 169,487
Total expenses ......................................................................... 2,355,598
Expense reductions (Note 4 ) ............................................................... (2,342)
Net expenses ......................................................................... 2,353,256
Net investment income ................................................................ 7,281,509
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,404,062)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 36,103,933
Net realized and unrealized gain (loss) ............................................................ 31,699,871
Net increase (decrease) in net assets resulting from operations .......................................... $38,981,380

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin New York Intermediate-Term Tax-
Free Income Fund
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,281,509 $16,590,771
Net realized gain (loss) ................................................. (4,404,062) 1,932,602
Net change in unrealized appreciation (depreciation) ........................... 36,103,933 (110,264,674)
Net increase (decrease) in net assets resulting from operations ................ 38,981,380 (91,741,301)
Distributions to shareholders:
Class A ............................................................. (1,000,136) (2,037,114)
Class A1 ............................................................ (2,656,978) (5,825,567)
Class C ............................................................. (189,408) (433,136)
Class R6 ............................................................ (1,074,539) (1,987,512)
Advisor Class ........................................................ (2,264,802) (5,946,037)
Total distributions to shareholders .......................................... (7,185,863) (16,229,366)
Capital share transactions: (Note 2 )
Class A ............................................................. (8,777,656) (5,351,137)
Class A1 ............................................................ (30,304,201) (47,380,846)
Class C ............................................................. (4,135,594) (9,349,947)
Class R6 ............................................................ 6,397,190 (1,582,202)
Advisor Class ........................................................ (51,411,903) (65,467,482)
Total capital share transactions ............................................ (88,232,164) (129,131,614)
Net increase (decrease) in net assets ................................... (56,436,647) (237,102,281)
Net assets:
Beginning of period ..................................................... 683,096,000 920,198,281
End of period .......................................................... $626,659,353 $683,096,000

Franklin New York Tax-Free Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin New York Intermediate-Term Tax-Free Income
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2023, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy, or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At March 3 1, 2023 , there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows :
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
March 31, 2023
Year Ended
September 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,582,168 $16,657,852 2,017,532 $22,310,416
Shares issued in reinvestment of distributions .......... 75,300 796,972 140,877 1,552,994
Shares redeemed ............................... (2,494,361) (26,232,480) (2,661,875) (29,214,547)
Net increase (decrease) .......................... (836,893) $(8,777,656) (503,466) $(5,351,137)
Class A1 Shares:
Shares sold ................................... 319,497 $3,373,553 835,073 $9,110,274
Shares issued in reinvestment of distributions .......... 227,166 2,403,833 480,777 5,311,762
Shares redeemed ............................... (3,427,155) (36,081,587) (5,606,468) (61,802,882)
Net increase (decrease) .......................... (2,880,492) $(30,304,201) (4,290,618) $(47,380,846)
Class C Shares:
Shares sold ................................... 111,051 $1,170,049 135,514 $1,500,530
Shares issued in reinvestment of distributions .......... 16,462 174,792 36,267 402,732
Shares redeemed
a
.............................. (517,275) (5,480,435) (1,011,039) (11,253,209)
Net increase (decrease) .......................... (389,762) $(4,135,594) (839,258) $(9,349,947)
Class R6 Shares:
Shares sold ................................... 1,941,610 $20,571,090 1,368,956 $15,170,262
Shares issued in reinvestment of distributions .......... 85,719 909,800 165,109 1,827,271
Shares redeemed ............................... (1,427,570) (15,083,700) (1,685,734) (18,579,735)
Net increase (decrease) .......................... 599,759 $6,397,190 (151,669) $(1,582,202)
Advisor Class Shares:
Shares sold ................................... 3,975,737 $41,921,918 6,101,716 $66,695,089
Shares issued in reinvestment of distributions .......... 164,841 1,748,754 400,790 4,449,713
Shares redeemed ............................... (9,050,240) (95,082,575) (12,554,877) (136,612,284)
Net increase (decrease) .......................... (4,909,662) $(51,411,903) (6,052,371) $(65,467,482)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2023, the annualized gross effective investment management fee rate was 0.484% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,469
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2023, the Fund paid transfer agent fees of $241,659, of which $76,109 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until January 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2024.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended March 31, 2023, these purchase and sale transactions aggregated $53,600,000 and $46,269,173, respectively, with net realized losses of $53,612.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2022, the capital loss carryforwards were as follows:
CDSC retained .............................................................................. $6,869
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,201,977
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
At March 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2023, aggregated
$33,028,985 and $110,465,157, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2023, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Cost of investments .......................................................................... $638,453,580
Unrealized appreciation ........................................................................ $6,737,663
Unrealized depreciation ........................................................................ (23,263,823)
Net unrealized appreciation (depreciation) .......................................................... $(16,526,160)
5. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure .
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
9. Fair Value Measurements
(continued)

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete
consolidated schedule of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1153 S 05/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin New York Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 30, 2023